Employee benefit plans - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Employee benefit plans
Accumulated benefit obligation	$ 17,417,000	$ 14,604,000
Plan assets expected to be returned	$ 0